BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details)	Jul. 03, 2018 USD ($)	Jun. 27, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 05, 2018 USD ($)	Dec. 04, 2017 USD ($)	Apr. 29, 2015 shares	Dec. 10, 2014 shares	Nov. 12, 2014 shares
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio							0.625
Number of Subsidiaries		3
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions			10.00%	10.00%
Reverse Merger with CLS Labs [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues | shares						15,000,000
Oasis Acquisition [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Equity Method Investment, Ownership Percentage		90.00%
Number of Subsidiaries					3
Payments to Acquire Businesses, Gross		$ 2,050,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			$ 6,000,000
Oasis LLCs [Member] | Oasis Acquisition [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross	$ 6,200,000	$ 5,995,543	$ 6,200,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	90.00%	90.00%	90.00%
Debt Instrument, Face Amount	$ 4,000,000	$ 4,000,000	$ 4,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 6,000,000
Deposit [Member] | Oasis Acquisition [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross					$ 250,000
Additional Payments [Member] | Oasis Acquisition [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Payments to Acquire Businesses, Gross			$ 1,800,000	$ 1,800,000	$ 1,800,000
CLS Labs, Inc. [Member] | Shares of CLS Holdings USA, Inc. [Member]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions | shares							6,250,000	10,000,000
Equity Method Investment, Ownership Percentage								55.60%